Consolidated Statements of Operations		6 Months Ended		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 24,819,541		$ 17,337,623	$ 135,233,463	$ 83,548,892
Cost of revenue		17,810,701		14,567,493	113,626,444	70,753,797
Gross profit		7,008,840		2,770,130	21,607,019	12,795,095
Operating expenses:
General and administrative		2,771,930		2,455,580	19,153,515	20,631,720
Selling and marketing		103,097		207,553	1,618,917	681,941
Total operating expenses		2,875,027		2,663,133	20,772,432	21,313,661
Income (loss) from operations		4,133,813		106,997	834,587	(8,518,566)
Other (expense) income:
Interest income		13,410		586	4,569	20,897
Interest expense		(135,887)				(294,634)
Other miscellaneous income		31,025		68,462	534,000	1,041,992
Chane of fair value of financial asset - contingent consideration asset				1,660,256	12,950,000
Total other (expense) income		(91,452)		1,729,304	13,488,569	768,255
Income (loss) before provision for income taxes		4,042,361		1,836,301	14,323,156	(7,750,311)
Income tax expense (credit)		(393,240)		38,037	296,690	(186,151)
Net income (loss)		3,649,121		1,874,338	14,619,846	(7,936,462)
Less: net loss (income) attributable to non-controlling interests				(3,598)	(28,062)	2,835
Net income (loss) attributable to equity holders of the Company		$ 3,649,121		$ 1,870,740	$ 14,591,784	$ (7,933,627)
Basic earnings (loss) per ordinary share | (per share)		$ 8.16	[1]	$ 0.24	$ 1.88	$ (12.55)	[1]
Diluted earnings (loss) per ordinary share | (per share)		$ 8.16	[1]	$ 0.24	$ 1.88	$ (12.55)	[1]
Weighted average number of ordinary shares outstanding - basic	[1]	447,289		7,774,007	7,774,007	632,187
Weighted average number of ordinary shares outstanding - diluted	[1]	447,289		7,774,007	7,774,007	632,187

[1]	The weighted average number of ordinary shares for the purpose of basic earnings per ordinary share has been adjusted for (i) the